Per share amounts - Disclosure of Detailed Information about Weighted Average Number of Shares Per Share (Detail) - shares shares in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Earnings per share [line items]
Basic		69.4	76.0
Dilutive impact	[1]	2.4	0.0
Diluted		71.8	76.0

[1]	Includes impact of stock options, RSUs and PSUs.